Retirement Benefit Plans - Pension Costs of Defined Benefit Plans Recognized in Profit or Loss by Categories (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Defined benefit cost recognized in the income statement	$ 192.5	$ 204.9	$ 259.6
Cost of revenue [member]
Disclosure of defined benefit plans [line items]
Defined benefit cost recognized in the income statement	124.5	126.3	157.8
Research and development expenses [member]
Disclosure of defined benefit plans [line items]
Defined benefit cost recognized in the income statement	52.8	57.3	72.7
General and administrative expenses [member]
Disclosure of defined benefit plans [line items]
Defined benefit cost recognized in the income statement	12.5	18.2	25.1
Marketing expenses [member]
Disclosure of defined benefit plans [line items]
Defined benefit cost recognized in the income statement	$ 2.7	$ 3.1	$ 4.0